UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Small-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Aerospace & Defense — 2.7%
Ducommun, Inc.(1)	85,302	$2,215,293

		$2,215,293

Airlines — 2.4%
Spirit Airlines, Inc.(1)	26,185	$1,941,356

		$1,941,356

Auto Components — 1.9%
Dana Holding Corp.	71,838	$1,499,259

		$1,499,259

Banks — 15.7%
1st Source Corp.	31,672	$941,609
Ameris Bancorp	36,493	880,576
Bridge Capital Holdings(1)	32,896	718,778
ConnectOne Bancorp, Inc.	176,060	3,239,504
Eagle Bancorp, Inc.(1)	65,627	2,244,443
First Business Financial Services, Inc.	24,477	1,071,358
German American Bancorp, Inc.	44,169	1,236,732
Peoples Bancorp, Inc.	68,928	1,575,005
South State Corp.	13,268	792,232

		$12,700,237

Building Products — 4.3%
A.O. Smith Corp.	57,776	$3,432,472

		$3,432,472

Chemicals — 4.6%
Calgon Carbon Corp.(1)	33,455	$660,067
Innophos Holdings, Inc.	23,076	1,373,945
Intrepid Potash, Inc.(1)	30,836	410,427
RPM International, Inc.	26,000	1,244,360

		$3,688,799

Construction & Engineering — 1.4%
EMCOR Group, Inc.	28,605	$1,154,498

		$1,154,498

Containers & Packaging — 2.0%
AptarGroup, Inc.	25,148	$1,587,090

		$1,587,090

Distributors — 3.4%
Core-Mark Holding Co., Inc.	40,886	$2,726,279

		$2,726,279

Electric Utilities — 5.3%
Cleco Corp.	32,704	$1,777,789
Otter Tail Corp.	12,958	400,661
Portland General Electric Co.	52,565	2,086,831

		$4,265,281

Security	Shares	Value
Energy Equipment & Services — 0.7%
Basic Energy Services, Inc.(1)	100,254	$589,494

		$589,494

Food Products — 3.0%
Darling Ingredients, Inc.(1)	42,807	$726,863
Inventure Foods, Inc.(1)	164,955	1,677,592

		$2,404,455

Health Care Equipment & Supplies — 4.2%
Analogic Corp.	16,005	$1,304,888
Teleflex, Inc.	19,367	2,121,848

		$3,426,736

Hotels, Restaurants & Leisure — 1.3%
Bloomin Brands, Inc.(1)	42,352	$1,046,730

		$1,046,730

Household Products — 1.4%
Orchids Paper Products Co.	42,175	$1,150,112

		$1,150,112

Insurance — 6.4%
Federated National Holding Co.	99,665	$2,901,248
James River Group Holdings, Ltd.(1)	29,230	625,522
Protective Life Corp.	23,402	1,636,970

		$5,163,740

Internet & Catalog Retail — 1.9%
FTD Cos., Inc.(1)	45,697	$1,565,122

		$1,565,122

IT Services — 1.8%
MAXIMUS, Inc.	26,402	$1,471,119

		$1,471,119

Machinery — 5.6%
Barnes Group, Inc.	53,432	$1,835,389
Crane Co.	10,678	650,824
EnPro Industries, Inc.(1)	34,016	2,018,170

		$4,504,383

Media — 1.4%
Carmike Cinemas, Inc.(1)	41,514	$1,148,692

		$1,148,692

Oil, Gas & Consumable Fuels — 1.1%
Carrizo Oil & Gas, Inc.(1)	15,809	$712,986
Stone Energy Corp.(1)	15,021	211,496

		$924,482

Pharmaceuticals — 2.5%
Prestige Brands Holdings, Inc.(1)	58,871	$2,016,920

		$2,016,920

Road & Rail — 4.2%
Covenant Transportation Group, Inc., Class A(1)	57,799	$1,635,712
Old Dominion Freight Line, Inc.(1)	12,272	860,513
Saia, Inc.(1)	21,542	907,133

		$3,403,358

Semiconductors & Semiconductor Equipment — 10.9%
Entegris, Inc.(1)	153,815	$1,999,595

Security	Shares	Value
Photronics, Inc.(1)	241,556	$2,029,070
Silicon Motion Technology Corp. ADR	97,287	2,710,416
Synaptics, Inc.(1)	27,305	2,097,297

		$8,836,378

Software — 2.2%
NICE Systems, Ltd. ADR	36,325	$1,778,109

		$1,778,109

Specialty Retail — 2.3%
CST Brands, Inc.	20,735	$893,679
Stage Stores, Inc.	47,321	946,420

		$1,840,099

Textiles, Apparel & Luxury Goods — 2.0%
Iconix Brand Group, Inc.(1)	49,700	$1,652,028

		$1,652,028

Total Common Stocks (identified cost $54,034,638)		$78,132,521

Short-Term Investments — 4.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$3,316	$3,315,635

Total Short-Term Investments (identified cost $3,315,635)		$3,315,635

Total Investments — 100.7% (identified cost $57,350,273)		$81,448,156

Other Assets, Less Liabilities — (0.7)%		$(573,988)

Net Assets — 100.0%		$80,874,168

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $864.

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,410,048

Gross unrealized appreciation	$24,458,279
Gross unrealized depreciation	(420,171)

Net unrealized appreciation	$24,038,108

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$78,132,521	*	$—	$—	$78,132,521
Short-Term Investments	—		3,315,635	—	3,315,635
Total Investments	$78,132,521		$3,315,635	$—	$81,448,156

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015